Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The timing of grants of equity-based incentive awards is discretionary and we generally grant these awards to our named executive officers in the fourth quarter of the applicable fiscal year. In certain circumstances, including the hiring or promotion of an executive, the compensation committee may approve grants to be effective at other times. The Company does not currently grant stock options to our employees. The compensation committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The timing of grants of equity-based incentive awards is discretionary and we generally grant these awards to our named executive officers in the fourth quarter of the applicable fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not currently grant stock options to our employees. The compensation committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024
MNPI Disclosure Timed for Compensation Value	false